34) Insurance technical provisions and pension plans (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Technical Provisions And Pension Plans Tables Abstract
Technical provisions by account
a)	Technical provisions by account

	R$ thousand
	Non-Life and Health (1) (3)		Life and Pension (2)(3)		Total
	On December 31		On December 31		On December 31
	2020	2019	2020	2019	2020	2019
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	1,225,279	1,462,699	237,436,250	230,996,998	238,661,529	232,459,697
Mathematical reserve for vested benefits (PMBC)	612,835	410,410	10,403,722	8,895,571	11,016,557	9,305,981
Reserve for claims incurred but not reported (IBNR)	4,040,072	3,655,551	945,744	938,466	4,985,816	4,594,017
Unearned premium reserve	4,381,913	4,454,214	1,719,098	1,042,959	6,101,011	5,497,173
Reserve for unsettled claims (PSL)	4,893,477	4,432,487	1,677,216	1,533,696	6,570,693	5,966,183
Reserve for financial surplus (PET)	-	-	783,786	622,703	783,786	622,703
Other technical provisions	3,404,474	2,028,532	7,941,518	7,828,405	11,345,992	9,856,937
Total reserves	18,558,050	16,443,893	260,907,334	251,858,798	279,465,384	268,302,691

(1) “Other technical provisions” – Insurance includes substantially the Provision for Insufficient Premiums (PIP) of R$3,044,169 thousand;

(2) The “Other technical provisions” line of Life and Pension Plan substantially includes “Provision for redemptions and other amounts to be settled” in the amount of R$2,822,392 thousand, “Provision of related expenses” of R$633,768 thousand, “Complementary Provision for Coverage (PCC)” in the amount of R$3,161,509 thousand and” Other technical provisions” of R$1,305,127 thousand; and

(3) It includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$172,706 thousand, of which R$132,078 thousand for Insurance and R$40,628 thousand for Life and Pension Plans.

Technical provisions by product
b)	Technical provisions by product

	R$ thousand
	Non-Life and Health		Life and pension plans		Total
	On December 31		On December 31		On December 31
	2020	2019	2020	2019	2020	2019
Health	13,906,115	11,132,262	-	-	13,906,115	11,132,262
Non-Life	4,651,935	5,311,631	-	-	4,651,935	5,311,631
Life	-	-	16,186,345	13,539,168	16,186,345	13,539,168
Pension plans	-	-	244,720,989	238,319,630	244,720,989	238,319,630
Total technical provisions	18,558,050	16,443,893	260,907,334	251,858,798	279,465,384	268,302,691

Insurance - Non-Life, Life and Health Insurance
(i)	Insurance – Non-Life, Life and Health Insurance

	R$ thousand
	Years ended December 31
	2020	2019
At the beginning of the year	29,983,376	27,272,042
(-) DPVAT insurance	(559,843)	(602,842)
Subtotal at beginning of the year	29,423,533	26,669,200
Additions, net of reversals	37,778,695	31,792,068
Payment of claims, benefits and redemptions	(33,359,738)	(29,523,868)
Adjustment for inflation and interest	870,195	482,598
Constitution of judicial provision	29,288	3,535
Subtotal at end of the period	34,741,973	29,423,533
(+) DPVAT insurance	2,423	559,843
At the end of the year	34,744,396	29,983,376

Insurance - Pension Plans
(ii)	Insurance – Pension Plans

	R$ thousand
	Years ended December 31
	2020	2019
At the beginning of the year	238,319,314	224,707,223
Receipt of premiums net of fees	25,979,731	29,325,335
Payment of benefits	(1,124,913)	(1,068,408)
Payment of redemptions	(26,326,995)	(24,183,246)
Adjustment for inflation and interest	11,942,820	15,831,077
Others	(4,068,969)	(6,292,667)
At the end of the year	244,720,988	238,319,314

Guarantees for the technical provisions
d)	Guarantees for the technical provisions

	R$ thousand
	Insurance		Life and pension plans		Total
	On December 31		On December 31		On December 31
	2020	2019	2020	2019	2020	2019
Total technical provisions	18,558,050	16,443,893	260,907,334	251,858,798	279,465,384	268,302,691
(-) Commercialization surcharge – extended warranty	-	(10,051)	-	-	-	(10,051)
(-) Portion corresponding to contracted reinsurance	(21,617)	(110,759)	(13,114)	(11,713)	(34,731)	(122,472)
(-) Premiums receivables	(1,502,349)	(1,166,691)	-	-	(1,502,349)	(1,166,691)
(-) Unearned premium provision – Health and dental insurance (1)	(1,656,290)	(1,527,337)	-	-	(1,656,290)	(1,527,337)
(-) Provisions from DPVAT agreements	-	(558,021)	-	-	-	(558,021)
(-) Other	-	-	-	-	-	-
Technical provisions to be covered	15,377,794	13,071,034	260,894,220	251,847,085	276,272,014	264,918,119

Investment fund quotas (VGBL and PGBL) (2)	-	-	211,617,915	210,044,616	211,617,915	210,044,616
Investment fund quotas (excluding VGBL and PGBL)	4,367,527	4,477,721	29,465,654	27,689,439	33,833,181	32,167,160
Government securities	13,470,796	11,326,945	29,871,219	24,422,182	43,342,015	35,749,127
Private securities	34,580	34,403	79,114	138,043	113,694	172,446
Total assets guarantee portfolio (3)	17,872,903	15,839,069	271,033,902	262,294,280	288,906,805	278,133,349

(1) Deduction provided for in Article 4 of ANS Normative Resolution No. 392/15;

(2) The investment funds “VGBL” and “PGBL” were consolidated in the financial statements; and

(3) These guarantor assets may be settled only to cover the liabilities to which they are related.

Changes in deferred acquisition cost (insurance assets)
e)	Changes in deferred acquisition cost (insurance assets)

	R$ thousand
	Years ended December 31
	2020	2019
At the beginning of the year	983,999	925,884
Additions	1,335,881	1,542,179
Amortizations	(1,299,313)	(1,484,064)
At the end of the year	1,020,567	983,999

Changes in reinsurance assets
f)	Changes in reinsurance assets

	R$ thousand
	Years ended December 31
	2020	2019
At the beginning of the year	168,225	176,324
Additions	7,795	124,337
Amortization and reversal of provisions	-	(85,777)
Recovered insurance losses	(55,953)	(24,969)
Reversal/Monetary update	(37,980)	3,658
Other	4,949	(25,348)
At the end of the year	87,036	168,225

Non-life - Gross Claims

Non-life – Gross Claims (1)

	R$ thousand
	Year claims were notified
	Until 2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
Amount estimated for the claims:
· In the year after notification	2,592,573	2,859,480	3,348,274	3,224,788	3,914,716	4,428,926	4,109,825	3,749,457	3,448,593	3,300,264	3,082,054	-
· One year after notification	2,562,789	2,824,610	3,240,688	3,041,662	3,652,423	4,277,245	3,912,436	3,740,543	3,422,386	3,341,699	-	-
· Two years after notification	2,561,264	2,809,879	3,233,150	3,009,371	3,666,041	4,232,474	3,923,389	3,754,077	3,418,592	-	-	-
· Three years after notification	2,577,663	2,812,812	3,256,062	3,044,232	3,654,223	4,260,118	3,932,335	3,733,681	-	-	-	-
· Four years after notification	2,595,369	2,811,587	3,292,376	3,034,096	3,669,148	4,275,952	3,923,772	-	-	-	-	-
· Five years after notification	2,607,212	2,840,368	3,113,580	3,049,171	3,679,488	4,276,245	-	-	-	-	-	-
· Six years after notification	2,611,105	2,837,693	3,128,386	3,058,018	3,690,793	-	-	-	-	-	-	-
· Seven years after notification	2,599,521	2,850,912	3,133,871	3,064,089	-	-	-	-	-	-	-	-
· Eight years after notification	2,608,176	2,852,787	3,137,466	-	-	-	-	-	-	-	-	-
· Nine years after notification	2,607,504	2,848,411	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	2,635,488	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2020)	2,635,488	2,848,411	3,137,466	3,064,089	3,690,793	4,276,245	3,923,772	3,733,681	3,418,592	3,341,699	3,082,054	37,152,290
Payments of claims	(2,601,000)	(2,837,189)	(3,119,145)	(3,047,445)	(3,657,992)	(4,228,044)	(3,875,106)	(3,689,771)	(3,355,539)	(3,237,332)	(2,436,327)	(36,084,890)
Outstanding Claims	34,488	11,222	18,321	16,644	32,801	48,201	48,666	43,910	63,053	104,367	645,727	1,067,400

Non-Life - Claims Net of Reinsurance Ceded

Non-Life – Claims Net of Reinsurance Ceded (1)

	R$ thousand
	Year claims were notified
	Until 2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	2,439,011	2,653,641	3,022,457	3,021,084	3,738,619	4,074,519	3,960,519	3,710,845	3,410,760	3,281,789	2,345,716	-
· One year after notification	2,404,646	2,617,957	2,908,173	2,849,909	3,516,057	3,954,939	3,796,535	3,702,199	3,386,329	2,831,845	-	-
· Two years after notification	2,406,805	2,609,034	2,915,173	2,832,016	3,534,208	3,900,981	3,803,980	3,715,400	3,389,058	-	-	-
· Three years after notification	2,426,310	2,629,288	2,927,529	2,874,862	3,525,610	3,921,156	3,813,890	3,695,185	-	-	-	-
· Four years after notification	2,445,507	2,639,629	2,957,403	2,868,888	3,539,001	3,933,030	3,808,429	-	-	-	-	-
· Five years after notification	2,460,692	2,670,472	2,963,901	2,884,539	3,550,642	3,926,061	-	-	-	-	-	-
· Six years after notification	2,472,476	2,673,132	2,978,029	2,893,423	3,554,010	-	-	-	-	-	-	-
· Seven years after notification	2,471,407	2,686,379	2,983,500	2,894,891	-	-	-	-	-	-	-	-
· Eight years after notification	2,479,351	2,688,317	2,981,996	-	-	-	-	-	-	-	-	-
· Nine years after notification	2,478,498	2,683,677	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	2,506,052	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2020)	2,506,052	2,683,677	2,981,996	2,894,891	3,554,010	3,926,061	3,808,429	3,695,185	3,389,058	2,831,845	2,345,716	34,616,920
Payments of claims	(2,475,046)	(2,672,460)	(2,964,025)	(2,878,351)	(3,521,235)	(3,878,291)	(3,759,915)	(3,651,613)	(3,326,619)	(2,727,836)	(1,703,417)	(33,558,808)
Net outstanding unsettled claims	31,006	11,217	17,971	16,540	32,775	47,770	48,514	43,572	62,439	104,009	642,299	1,058,112

Non-Life, Life and Pension - Claims Net of Reinsurance Ceded

Non-Life, Life and Pension - Claims Net of Reinsurance Ceded (1)

	R$ thousand
	Year claims were notified
	Until 2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	3,446,862	3,844,686	4,257,561	4,326,906	5,069,079	5,490,043	5,453,855	5,248,319	4,848,787	4,768,287	4,136,182	-
· One year after notification	3,419,740	3,806,221	4,134,444	4,148,519	4,889,217	5,380,728	5,287,974	5,190,160	4,802,426	4,317,355	-	-
· Two years after notification	3,428,088	3,797,808	4,151,462	4,158,528	4,902,783	5,304,496	5,272,711	5,218,931	4,844,993	-	-	-
· Three years after notification	3,437,538	3,826,913	4,163,604	4,184,738	4,802,886	5,244,592	5,263,080	5,214,282	-	-	-	-
· Four years after notification	3,467,643	3,834,708	4,191,766	4,165,035	4,781,938	5,243,035	5,270,597	-	-	-	-	-
· Five years after notification	3,480,339	3,871,555	4,197,799	4,189,183	4,775,574	5,226,808	-	-	-	-	-	-
· Six years after notification	3,490,242	3,873,835	4,218,005	4,193,407	4,774,017	-	-	-	-	-	-	-
· Seven years after notification	3,481,343	3,896,069	4,224,281	4,210,256	-	-	-	-	-	-	-	-
· Eight years after notification	3,496,367	3,886,942	4,230,263	-	-	-	-	-	-	-	-	-
· Nine years after notification	3,497,445	3,889,088	-	-	-	-	-	-	-	-	-	-
· Ten years after notification	3,623,080	-	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2020)	3,623,080	3,889,088	4,230,263	4,210,256	4,774,017	5,226,808	5,270,597	5,214,282	4,844,993	4,317,355	4,136,182	49,736,921
Payments of claims	(3,485,784)	(3,843,593)	(4,168,436)	(4,137,134)	(4,675,857)	(5,078,047)	(5,106,558)	(5,003,584)	(4,581,466)	(3,984,520)	(2,939,037)	(47,004,016)
Net outstanding unsettled claims	137,296	45,495	61,827	73,122	98,160	148,761	164,039	210,698	263,527	332,835	1,197,145	2,732,905

(1) “Retrocession” R$16,965 thousand, “Health” R$3,619,299 thousand, estimate of salvages and redresses in the amount of R$137,689 thousand and incurred but not enough reported (IBNER) claims in the amount of R$(329,925) thousand were not considered in the claims development.